Stockholders' equity	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Stockholders' equity
Note 19 – Stockholders’ equity

a)	Capital
Capital is represented by 9,804,135,348 book-entry shares with no par value, of which 4,958,290,359 are common shares and 4,845,844,989 are preferred shares with no voting rights, but with tag-along
rights in a public offering of shares, in an eventual transfer of control, assuring them a price equal to eighty per cent (
80
%) of the amount paid per voting share in the controlling block, and a dividend at least equal to that of the common shares.
The breakdown and change in shares of
paid-in
capital in the beginning and end of the period are shown below:

	12/31/2021
	Number
	Common	Preferred	Total	Amount
Residents in Brazil at 12/31/2020	4,929,824,281	1,820,159,657	6,749,983,938	66,885
Residents abroad at 12/31/2020	28,466,078	3,025,685,332	3,054,151,410	30,263

Shares of capital stock at 12/31/2020	4,958,290,359	4,845,844,989	9,804,135,348	97,148
Shares of capital stock at 12/31/2021 (2)	4,958,290,359	4,845,844,989	9,804,135,348	90,729

Residents in Brazil at 12/31/2021	4,929,997,183	1,771,808,645	6,701,805,828	62,020
Residents abroad at 12/31/2021	28,293,176	3,074,036,344	3,102,329,520	28,709
Treasury shares at 12/31/2020 (1)	—	41,678,452	41,678,452	(907)
Result from delivery of treasury shares	—	(17,433,727)	(17,433,727)	379
Treasury shares at 12/31/2021 (1)	—	24,244,725	24,244,725	(528)

Outstanding shares at 12/31/2021	4,958,290,359	4,821,600,264	9,779,890,623
Outstanding shares at 12/31/2020	4,958,290,359	4,804,166,537	9,762,456,896

	12/31/2020
	Number
	Common	Preferred	Total	Amount
Residents in Brazil at 12/31/2019	4,931,023,416	1,665,657,332	6,596,680,748	65,366
Residents abroad at 12/31/2019	27,266,943	3,180,187,657	3,207,454,600	31,782

Shares of capital stock at 12/31/2019	4,958,290,359	4,845,844,989	9,804,135,348	97,148
Shares of capital stock at 12/31/2020	4,958,290,359	4,845,844,989	9,804,135,348	97,148

Residents in Brazil at 12/31/2020	4,929,824,281	1,820,159,657	6,749,983,938	66,885
Residents abroad at 12/31/2020	28,466,078	3,025,685,332	3,054,151,410	30,263
Treasury shares at 12/31/2019 (1)	—	58,533,585	58,533,585	(1,274)
Result from delivery of treasury shares	—	(16,855,133)	(16,855,133)	367
Treasury shares at 12/31/2020 (1)	—	41,678,452	41,678,452	(907)

Outstanding shares at 12/31/2020	4,958,290,359	4,804,166,537	9,762,456,896
Outstanding shares at 12/31/2019	4,958,290,359	4,787,311,404	9,745,601,763

(1)	Own shares, purchased based on authorization of the Board of Directors, to be held in Treasury for subsequent cancellation of replacement in the market.
(2)	Partial spin-off (Note 3).
Below is the average cost of treasury shares and their market price in reais. In 2021, there was none acquisition of treasury shares.

	12/31/2021
Cost / market value	Common	Preferred
Average cost	—	21.76
Market value at 12/31/2021	19.09	20.95

	12/31/2020
Cost / market value	Common	Preferred
Average cost	—	21.76
Market value at 12/31/2020	27.93	31.63

b)	Dividends
Shareholders are entitled to a mandatory minimum dividend in each fiscal year, corresponding to 25% of adjusted net income, as set forth in the Bylaws. Common and preferred shares participate equally in income distributed, after common shares have received dividends equal to the minimum annual priority dividend payable to preferred shares (R$ 0.022 non-cumulative
per share).
ITAÚ UNIBANCO HOLDING monthly advances the mandatory minimum dividend, using the share position of the last day of the previous month as the calculation basis, and the payment made on the first business day of the subsequent month in the amount of R$ 0.015 per share.
On October 14, 2021, ITAÚ UNIBANCO HOLDING approved the payment of interest on capital, replacing the monthly dividend for November and December, in the net amount of R$ 0.015 per share, having as calculation basis the final ownership position registered on October 29, 2021 and November 30, 2021. Additionally, the payment of interest on supplementary capital was also approved, in the net amount of R$ 0.224868 per share, resulting in the total amount of R$ 2,199 million to be distributed net of taxes.
l - Calculation of dividends and interest on capital

	12/31/2021	12/31/2020	12/31/2019
Statutory net income	26,236	18,961	26,712
Adjustments:
(-) Legal reserve - 5%	(1,312)	(948)	(1,336)
Dividend calculation basis	24,924	18,013	25,376
Minimum mandatory dividend - 25%	6,231	4,503	6,344
Dividends and Interest on Capital Paid / Accrued	6,231	4,503	18,777

ll - Stockholders’ compensation

	12/31/2021
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / Prepaid		4,179	(407)	3,772
Dividends - 10 monthly installments paid from February to November 2021	0.0150	1,466	—	1,466
Interest on capital - 1 monthly installment paid on December 2021	0.0150	173	(26)	147
Interest on capital - paid on 08/26/2021	0.2207	2,540	(381)	2,159
Accrued (Recorded in Other Liabilities - Social and Statutory)		2,894	(435)	2,459
Interest on capital - 1 monthly installment paid on 01/03/2022	0.0150	173	(26)	147
Interest on capital - credited on 11/26/2021 to be paid until 04/29/2022	0.2249	2,587	(388)	2,199
Interest on capital	0.0116	134	(21)	113
Total from 01/01 to 12/31/2021		7,073	(842)	6,231

	12/31/2020
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / Prepaid		2,127	(78)	2,049
Dividends - 11 monthly installments paid from February to December de 2020	0.0150	1,610	—	1,610
Interest on capital - paid on 08/26/2020	0.0450	517	(78)	439
Accrued (Recorded in Other Liabilities - Social and Statutory)		2,861	(407)	2,454
Dividends - 1 monthly installment paid on 01/04/2021	0.0150	146	—	146
Interest on capital - credited on 12/17/2020 to be paid until 04/30/2021	0.0544	624	(93)	531
Interest on capital - credited on 01/28/2021 to be paid until 04/30/2021	0.0426	490	(74)	416
Dividends or Interest on capital	0.1394	1,601	(240)	1,361
Total from 01/01 to 12/31/2020		4,988	(485)	4,503

	12/31/2019
	Gross value per share (R$)	Value	WHT (With holding tax)	Net
Paid / prepaid		9,274	—	9,274
Dividends - 11 monthly installments from February to December 2019	0.0150	1,606	—	1,606
Dividends - paid on 08/23/2019	0.7869	7,668	—	7,668
Accrued (Recorded in Other Liabilities)		512	(55)	457
Dividends - 1 monthly installment paid on 01/02/2020	0.0150	146	—	146
Interest on capital - credited on 12/19/2019 to be paid until 04/30/2020	0.0376	366	(55)	311
Identified in Profit Reserve In Stockholders’ Equity	1.0067	9,811	(765)	9,046
Total from 01/01 to 12/31/2019		19,597	(820)	18,777

c)	Capital reserves and profit reserves

	12/31/2021	12/31/2020	12/31/2019
Capital reserves	2,250	2,326	1,982
Premium on subscription of shares	284	284	284
Share-based payment	1,962	2,038	1,694
Reserves from tax incentives, restatement of equity securities and other	4	4	4
Profit reserves	66,161	47,347	43,019
Legal (1)	13,586	12,274	11,326
Statutory (2)(3)	64,092	46,590	43,210
Corporate reorganizations (Note 2.4 a IV)	(11,517)	(11,517)	(11,517)

Total reserves at parent company	68,411	49,673	45,001

(1)	Its purpose is to ensure the integrity of capital, compensate loss or increase capital.
(2)	Its main purpose is to ensure the yield flow to shareholders.
(3)	Includes R$ 1,772 refers to net income remaining after the distribution of dividends and appropriations to statutory reserves in the statutory accounts of ITAÚ UNIBANCO HOLDING.

d)	Non-con trolling interests

	Stockholders’ equity		Income
	12/31/2021	12/31/2020	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 a 12/31/2019
Itaú CorpBanca	9,836	9,891	1,310	(4,135)	504
Itaú CorpBanca Colômbia S.A.	476	491	38	(15)	(16)
Financeira Itaú CBD S.A. Crédito, Financiamento e Investimento	666	580	131	164	131
Luizacred S.A. Soc. Cred. Financiamento Investimento	426	385	76	102	20
Other	208	185	69	52	61

Total	11,612	11,532	1,624	(3,832)	700